Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 3,535	$ 779
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	654	108
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	2,186	553
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	531	93
Cost of goods sold
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 164	$ 25